Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and Other Payables
17.	Trade and other payables

	2021	2020
	$’000	$’000
Current
Trade payables – non-related parties	4,469	3,026
Accrued operating expenses	9,901	4,637
Accrued employee expenses	14,677	7,743
Loan advance	—	5,000
Deferred consideration payable	—	413
Other payables	3,874	2,744

	32,921	23,563
Non-current
Trade payables – non-related parties	1	—
Accrued employee expenses	602	41

	603	41

Total trade and other payable	33,524	23,604